Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trading securities
Trading securities	¥ 9,564	$ 1,470	¥ 20,457
Available-for-sale securities:
Available-for-sale securities	16,798	2,582	15,983
Fair Value, Measurements, Recurring [Member]
Available-for-sale securities:
Trading and Available-for-sale securities	26,362	4,052	36,440
Fair Value, Measurements, Recurring [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Available-for-sale securities:
Trading and Available-for-sale securities	26,362		36,440
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member]
Trading securities
Trading securities	9,564	1,470	20,457
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operation [Member]
Trading securities
Trading securities	2,068	318	1,968
Available-for-sale securities:
Available-for-sale securities	16,798	2,582	15,983
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	2,948	453	8,809
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Trading securities
Trading securities	4,548	$ 699	7,629
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Others [Member]
Trading securities
Trading securities			2,051
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities	9,564		20,457
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operation [Member]
Trading securities
Trading securities	2,068		1,968
Available-for-sale securities:
Available-for-sale securities	16,798		15,983
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	2,948		8,809
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Trading securities
Trading securities	¥ 4,548		7,629
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Others [Member]
Trading securities
Trading securities			¥ 2,051